COMMITMENTS AND CONTINGENCIES - PROVISION OF LOAN FACILITY AND LITIGATION (Details) - Beijing Security - Beijing Security System Technology ¥ in Thousands	Mar. 13, 2013 CNY (¥)
Provision of loan facility
Loan facility granted	¥ 10,000
Discount rate for market interest rate (as percent)	10.00%